Concentrations of Credit Risks (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Cash balances		$ 734,335	$ 0	$ 0
Federal deposit insurance corporation		$ 250,000	$ 250,000	$ 250,000
Aggregate revenue, percentage	41.00%	41.00%	65.00%
Accounts receivable, percentage	66.00%	66.00%	76.00%
Aggregate purchase, percentage	10.00%
Accounts payable	$ 2.5